Note 10 - Deposits - Certificate of Deposit by Maturity (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 42,895
2019	25,863
2020	39,841
2021	27,366
2022	9,073
Total	$ 145,038